Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Issued	9,000,000	700,000